Disaggregation of Revenues and Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Corporate Segment [Member]
Disaggregation of Revenues and Segment Reporting [Line Items]
Reportable segments	3	4